Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Cash Flows [Abstract]
Equity Method Investment, Dividends	$ 45	$ 7,300	$ 0
Net income (loss)	84,535	(2,348)	(127,711)
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	92,148	78,093	63,433
Amortization of deferred charges	1,501	1,415	1,345
(Gain) loss on sale of assets and amortization of deferred gains	(260)	312	(300)
Loss on sale of marketable securities	0	0	203
Impairment loss on vessels and newbuildings	1,080	1,066	985
Equity award expenses (gain)	537	576	86
Equity results of associated companies, including impairment	(512)	(4,620)	381
Dividends received from associated companies	1,096	256	256
Impairment of associated companies	0	0	2,142
Gain on purchase of associated companies	0	0	(24)
Amortization of charter party-out contracts	18,733	19,333	27,277
Amortization of charter party-in contracts	(672)	(672)	(674)
Amortization of other fair value adjustments, net, arising on the Merger	10,019	10,360	9,434
Mark to market (gain) loss on derivatives	(6,700)	(1,851)	(3,363)
Mark to market (gain) loss on marketable securities	4,043	0	0
Provision for onerous contracts	299	29	(2,370)
Provision for uncollectible receivables	0	0	1,800
Impairment loss on marketable securities	0	0	10,050
Other	958	(1,020)	199
Changes in operating assets and liabilities, net:
Trade accounts receivable	(4,760)	(8,608)	(5,323)
Related party balances	(4,730)	1,281	1,883
Other receivables	(2,553)	(14,034)	5,255
Inventories	(8,012)	(2,188)	(2,797)
Voyages in progress	6,254	(5,064)	(2,308)
Prepaid expenses	2,226	(2,063)	(837)
Other long term assets	(3,040)	(3,634)	(5,365)
Trade accounts payables	2,352	2,519	348
Accrued expenses	2,289	6,543	(11)
Other current liabilities	(10,435)	17,336	2,715
Other long term liabilities	150	778	494
Net cash (used in) provided by operating activities	186,546	93,795	(22,797)
Investing activities
Dividends received from marketable equity securities	101	1,606	0
Payments received from seller credit receivable	1,875	0	0
Purchase of investment in associated companies	0	(1,000)	(754)
Additions to newbuildings	(147,855)	(152,130)	(267,341)
Purchase of vessels and equipment	(10,381)	(7,418)	(194)
Proceeds from sale of vessels	14,357	134,190	97,837
Proceeds from sale of marketable securities	663	0	125
Net cash provided by (used in) investing activities	(141,195)	(17,452)	(170,327)
Financing activities
Proceeds from long-term debt	270,000	75,000	142,200
Repayment of long-term debt	(241,789)	(163,770)	(22,219)
Repayment of capital leases	(5,239)	(4,858)	(15,749)
Debt fees paid	(1,200)	(308)	(898)
Net proceeds from share issuance	304	122,523	205,355
Share repurchases	(1,894)	0	0
Distributions to shareholders	(64,912)	0	0
Net cash provided by (used in) financing activities	(44,730)	28,587	308,689
Net change in cash, cash equivalents and restricted cash	621	104,930	115,565
Cash, cash equivalents and restricted cash at beginning of year	371,984	267,054	151,489
Cash, cash equivalents and restricted cash at end of year	305,352	309,029	212,942
Supplemental disclosure of cash flow information:
Interest expenses paid	73,068	55,920	38,075
Income taxes paid	$ 10	$ 4	$ 6